Stockholders' Equity Disclosure (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Common stock authorized to be issued	300,000,000	300,000,000
Par value of common stock	0.001	$ 0.001
Services rendered and unissued 2012
Common stock issued		550,000
Stock Issued for MeNetwork Agreement
Common stock issued		750,000
Stock issued for cash
Common stock issued	2,890,000	6,331,250
Value or proceeds received for stock issuance		$ 3,165,625
Common stock unissued (payable)	100,000
Stock to be issued for Cash
Common stock issued	3,890,000	466,250
Value or proceeds received for stock issuance	1,945,000
Stock issued for consulting agreement
Common stock issued		840,000
Value or proceeds received for stock issuance		420,000
Stock Issued for accrued legal fees
Common stock issued		898,952
Value or proceeds received for stock issuance		449,476
Stock to be Issued for Asset Acquisition
Common stock issued	1,642,000	3,500,000
Value or proceeds received for stock issuance	3,004,861	3,132,500
Stock Issued for Asset Acquisition
Common stock issued	1,445,000	750,000
Settlement of litigation
Common stock issued		1,424,075
Value or proceeds received for stock issuance		712,038
Stock to be issued, CEO compensation and bonus
Common stock issued	338,000	121,000
Value or proceeds received for stock issuance	680,700
Stock issued for services
Common stock issued	1,253,353
Value or proceeds received for stock issuance	2,108,945
Common stock unissued (payable)	7,853
Common stock cancelled	50,000
Stock issued for Accrued Legal Fees
Common stock issued	602,958
Value or proceeds received for stock issuance	816,524
Stock to be issued, CFO compensation
Common stock issued	20,000
Value or proceeds received for stock issuance	29,000
Stock to be issued, Employee compensation
Common stock issued	155,000
Value or proceeds received for stock issuance	153,550